Auditor's Remuneration - Summary of Accountants Remuneration (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
The Netherlands [member]
Auditors remuneration [Line Items]
Audit fees	€ 6	€ 6
Audit-related service fees	1	0
Tax	0	0
Total	7	6
Aegon Ltd. [member]
Auditors remuneration [Line Items]
Audit fees	34	32
Audit-related service fees	5	5
Tax	0	0
Total	€ 38	€ 37